Income Taxes - Changes in Liability for Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Liability at Beginning of the Period	$ 18,852	$ 21,544
Gross increase as a result of tax positions related to a prior period	12,573	913	$ 642
Gross increase as a result of tax positions related to the current period	3,841		7,009
Decreases related to settlements with taxing authorities			(9,689)
Decrease related to statute of limitations expirations	(1,634)	(3,605)
Liability at End of the Period	$ 33,632	$ 18,852	$ 21,544